iShares®

iShares Trust

Supplement dated December 22, 2010

to the Prospectuses and Statement of Additional Information (“SAI”)

dated August 1, 2010 for the

iShares S&P 500 Growth Index Fund,

iShares S&P 500 Value Index Fund,

iShares S&P MidCap 400 Growth Index Fund,

iShares S&P MidCap 400 Value Index Fund,

iShares S&P SmallCap 600 Growth Index Fund

and iShares S&P SmallCap 600 Value Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectuses and SAI for the Funds.

The following changes will take effect for the Funds on December 22, 2010.

Current Index Name	New Index Name

S&P 500/Citigroup Growth IndexTM	S&P 500® Growth Index

S&P 500/Citigroup Value IndexTM	S&P 500® Value Index

S&P MidCap 400/Citigroup Growth IndexTM	S&P MidCap 400® Growth Index

S&P MidCap 400/Citigroup Value IndexTM	S&P MidCap 400® Value Index

S&P SmallCap 600/Citigroup Growth IndexTM	S&P SmallCap 600® Growth Index

S&P SmallCap 600/Citigroup Value IndexTM	S&P SmallCap 600® Value Index

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-S-SU3

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